Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	At December 31,
	2018	2017
	$'m	$'m
Cash at bank and in hand	529	680
Short term bank deposits	26	130
Restricted cash	10	13
	565	823